WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

May 27, 2009

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 22 to the Registration Statement on
Form N-1A of WisdomTree Trust (the “Trust”)
(File No. 333-132380)

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended and under the Investment Company Act of 1940, as amended, the Trust is today filing Post-Effective Amendment No. 22 to the above referenced Registration Statement, together with all exhibits thereto. The purpose of the Post-Effective Amendment is to (i) make changes to investment objectives and strategies; and (ii) make conforming changes to the names of the following series of the Trust: WisdomTree Equity Income Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree World ex-US Growth Fund, WisdomTree Pacific ex-Japan Equity Income Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree Emerging Markets Equity Income Fund and WisdomTree LargeCap Value Fund.

Please do not hesitate to contact the undersigned (917-267-3721) with any comments or questions you might have.

Very truly yours,

/s/ Richard F. Morris
Richard F. Morris